INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Intangible assets	$ 1,640,430	$ 1,603,430	$ 0
Customer Lists and Memberships
Intangible assets	1,640,430	569,430
Exchange Contracts
Intangible assets	457,000	457,000
Websites and Software
Intangible assets	185,000	185,000
Media Materials
Intangible assets	$ 392,000	$ 392,000